Leases (Schedule of Future Minimum Operating Lease Income) (Details) - Phillips 66 [Member] $ in Millions	Dec. 31, 2015 USD ($) [1]
Future Minimum Payments to be Received
2016	$ 319.3
2017	320.5
2018	301.7
2019	271.1
2020	267.3
2021 and thereafter	1,029.5
Total	$ 2,509.4

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.